Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

Safe Bulkers, Inc. (“Safe Bulkers”) was formed on December 11, 2007, under the laws of the Republic of The Marshall Islands for the purpose of acquiring an ownership interest in 19 companies, each of which owned or was scheduled to acquire a newbuild drybulk vessel, all of which were under the common control of Polys Hajioannou and his family. The shares of the 19 companies were contributed to Safe Bulkers by Vorini Holdings, Inc. (“Vorini Holdings”), a Marshall Islands corporation controlled by Polys Hajioannou and his family. Safe Bulkers became the owner of 100% of each of the 19 companies, and Vorini Holdings became the sole shareholder of Safe Bulkers.

Safe Bulkers successfully completed its initial public offering (the “IPO”) on June 3, 2008 and its common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “SB.” Following the IPO, Vorini Holdings became the controlling shareholder of Safe Bulkers.

Since its IPO Safe Bulkers successfully completed three additional public offerings. Vorini Holdings continues to be the controlling shareholder of Safe Bulkers, and, accordingly, can control the outcome of matters on which shareholders are entitled to vote, including the election of the entire board of directors and other significant corporate actions.

As of December 31, 2012, Safe Bulkers held 35 wholly-owned companies which are referred to herein as “Subsidiaries”, and which together owned and operated a fleet of 24 drybulk vessels, and were scheduled to acquire an additional six newbuilds (the “Newbuilds”) and one second-hand vessel.

Safe Bulkers and the Subsidiaries are collectively referred to in the notes to the consolidated financial statements as the “Company.”

The Company's principal business is the acquisition, ownership and operation of drybulk vessels. The Company's vessels operate worldwide, carrying drybulk cargo for the world's largest consumers of marine drybulk transportation services. Safety Management Overseas S.A., a company incorporated under the laws of the Republic of Panama (“Safety Management” or the “Manager”), a related party controlled by Polys Hajioannou, provides technical, commercial and administrative management services to the Company.

The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, using the historical carrying costs of the assets and the liabilities of the Subsidiaries listed below.

Subsidiary	Vessel Name	Type	Built
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(1)	Efrossini	Panamax	February 2012
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Staloudi Shipping Corporation (“Staloudi”)(1)	Stalo	Post-Panamax	January 2006
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(3)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(3)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(3)	Venus Horizon	Post-Panamax	February 2012
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Glovertwo Shipping Corporation (“Glovertwo”)(3)	TBN - H 814	Panamax	2H 2013 (4)
Shikokutessera Shipping Inc. (“Shikokutessera”)(3)(5)	TBN - H 1659	Panamax	2H 2013 (4)
Shikokupente Shipping Inc. (“Shikokupente”)(3)	TBN - H 1660	Panamax	1H 2014 (4)
Maxtessera Shipping Corporation (“Maxtessera”)(3)	TBN - H 8126	Capesize	1H 2014 (4)
Shikokuexi Shipping Inc. (“Shikokuexi”)(3)	TBN - H 2396	Post-Panamax	2H 2015 (4)
Shikokuepta Shipping Inc. (“Shikokuepta”)(3)	TBN - H 2397	Post-Panamax	2H 2015 (4)
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)(6)	—	—	—
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)(2)	—	—	—
Vassone Shipping Corporation (“Vassone”)(1)(2)	—	—	—
Efragel Shipping Corporation (“Efragel”)(1)(7)	—	—	—
-//-	Efrossini (hereinafter called ''Old Efrossini'')	Panamax	February 2003 (8)
S.B. Sea Venture Company Ltd (9)	—	—	—

(1) Incorporated under the laws of the Republic of Liberia
(2) Second-hand vessels’ acquisitions. Refer to Note 23.
(3) Incorporated under the laws of the Republic of The Marshall Islands
(4) Estimated completion date for newbuild vessels
(5) New estimated completion date for newbuild vessel. Refer to Note 23.
(6) Cancellation of Newbuild. Refer to Notes 4 and 11.
(7) Company dissolved in October 2012
(8) Vessel sold in January 2010. Refer to Note 20.
(9) Incorporated under the laws of the Republic of Cyprus.

For the years ended December 31, 2010, 2011 and 2012, the following charterers individually accounted for more than 10% of the Company's charter revenues as follows:

	December 31,
	2010	2011	2012
Daiichi Chuo Kisen Kaisha	44.92%	48.17%	46.48%
Kawasaki Kisen Kaisha	18.78%	17.93%	16.39%
Cargill International S.A	12.67%	0.00%	0.00%